Securities Act File No. 33-79858
Investment Company Act of 1940 File No. 811-8544

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933						      /X/
	Post-Effective Amendment No. 33		/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940				      /X/
	Amendment No. 34					/X/

UAM FUNDS TRUST
(Exact Name of Registrant as specified in Charter)

c/o UAM Fund Services, Inc.
211 Congress St., 4th Floor
Boston, Massachusetts 02110
Registrant's Telephone Number (617) 542-5440
(Address of Principal Executive Offices)

Michael E. DeFao, Esq.
Secretary
UAM Fund Services, Inc.
211 Congress Street
Boston, Massachusetts 02110
(Name and Address of Agent for Service)

COPY TO:
Audrey C. Talley, Esq.
Drinker Biddle & Reath LLP
Philadelphia National Bank Building
1345 Chestnut Street
Philadelphia, PA  19107-3469

It is proposed that this filing become effective
(check appropriate box):
[ ] Immediately upon filing pursuant to Paragraph (b)
[X] on August 6, 1999 pursuant to Paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to Paragraph (a)(2)
[ ] on (date) pursuant to Paragraph (a)(2) of Rule
    485

If appropriate, check the following box:

[X]	This post-effective amendment designates a new
      effective date for a previously filed post-effective amendment.

PARTS A, B AND C
UAM FUNDS TRUST


The prospectuses and statements of additional information for the following portfolios and Part C of the Registrant are hereby incorporated by reference into this Post-Effective Amendment No. 33 from Post Effective Amendment No. 31 filed on May 19,
1999:
* BHM&S Total Return Bond Portfolio Institutional
  Class Shares
* BHM&S Total Return Bond Institutional Service Class
  Shares
* Cambiar Opportunity Portfolio
* Chicago Asset Management Intermediate Bond
  Portfolio
* Chicago Asset Management Value/Contrarian Portfolio
* Clipper Focus Portfolio
* FPA Crescent Portfolio Institutional Class Shares
* FPA Crescent Portfolio Institutional Service
  Class Shares
* Hanson Equity Portfolio
* Jacobs International Octagon Portfolio
* MJI International Equity Portfolio
* Pell Rudman Mid-Cap Growth Portfolio
* TJ Core Equity Portfolio

The prospectuses and statement of additional information for Heitman Real Estate Portfolio are contained in Post-Effective Amendment No. 30, filed on April 22, 1999.

The prospectuses and statement of additional information for Dwight Capital Preservation Portfolio is contained in Post-Effective Amendment No. 29, filed on April 12, 1999.





SIGNATURE

Pursuant to the requirements of the Securities Act and the Investment Company Act, the registrant certifies that it meets all of the requirement for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and State of Massachusetts on the 27th day of July, 1999.

UAM FUNDS TRUST

/s/Michael E. DeFao, Esq.
Michael E. DeFao, Esq.
Secretary

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on this 27th day of July, 1999.

		*
___________________________
Norton H. Reamer, Trustee, Chairman and President

		*
___________________________
John T. Bennett, Jr., Trustee

		*
___________________________
Nancy J. Dunn, Trustee

		*
___________________________
Philip D. English, Trustee

		*
___________________________
William A. Humenuk, Trustee

		*
___________________________
James P. Pappas, Trustee

		*
___________________________
Peter M. Whitman, Jr., Trustee

/s/Gary L. French
Gary L. French, Treasurer

/s/Michael E. DeFao
* Michael E. DeFao
(Attorney-in-Fact)